Commitments - Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 197,967	¥ 194,821
Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	58,097	50,484
After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	133,798	138,622
After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	6,072	5,715
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	35,547	32,214
Land and buildings [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	10,344	9,222
Land and buildings [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	20,372	18,182
Land and buildings [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	4,831	4,810
Leased lines and network assets [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	160,378	160,566
Leased lines and network assets [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	46,730	40,078
Leased lines and network assets [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	112,465	119,628
Leased lines and network assets [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,183	860
Others [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	2,042	2,041
Others [member] | Within 1 year or on demand [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	1,023	1,184
Others [member] | After one year but within five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	961	812
Others [member] | After five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments under non-cancellable operating leases	¥ 58	¥ 45